Subsequent Events - Additional Information (Detail)	1 Months Ended	9 Months Ended	34 Months Ended				9 Months Ended				1 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended		0 Months Ended			0 Months Ended			0 Months Ended				1 Months Ended	0 Months Ended
	May 22, 2013	Sep. 30, 2013 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011	Sep. 30, 2013 Related Parties [Member]	Sep. 30, 2013 Debt Covenant [Member] Period One [Member]	Sep. 30, 2013 Debt Covenant [Member] Period Two [Member]	Sep. 30, 2013 Vet Therapeutics [Member]	Sep. 30, 2013 Okapi Sciences NV [Member]	Dec. 28, 2012 Series C Convertible Preferred Stock [Member] USD ($)	Sep. 30, 2013 Series C Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2012 Series C Convertible Preferred Stock [Member] USD ($)	Jan. 31, 2013 Series C Convertible Preferred Stock [Member]	Oct. 11, 2013 Subsequent Event [Member] USD ($)	Oct. 15, 2013 Subsequent Event [Member] USD ($)	Oct. 13, 2013 Subsequent Event [Member] Private Placement [Member] USD ($)	Oct. 11, 2013 Subsequent Event [Member] Amended Credit Facility [Member] USD ($)	Oct. 15, 2013 Subsequent Event [Member] Amended Credit Facility [Member] USD ($)	Oct. 15, 2013 Subsequent Event [Member] Aratana [Member] USD ($)	Oct. 15, 2013 Subsequent Event [Member] Vet Therapeutics [Member] USD ($)	Oct. 15, 2013 Subsequent Event [Member] Vet Therapeutics [Member] Maximum [Member] USD ($)	Jan. 06, 2014 Subsequent Event [Member] Okapi Sciences NV [Member] USD ($)	Jan. 06, 2014 Subsequent Event [Member] Okapi Sciences NV [Member] EUR (€)	Jan. 06, 2014 Subsequent Event [Member] Okapi Sciences NV [Member] Maximum [Member] USD ($)	Jan. 06, 2014 Subsequent Event [Member] Okapi Sciences NV [Member] Minimum [Member]	Jan. 30, 2013 Subsequent Event [Member] Series C Convertible Preferred Stock [Member] Second Tranche [Member] USD ($)	Feb. 11, 2013 Subsequent Event [Member] Series C Convertible Preferred Stock [Member] Third Tranche [Member] USD ($)
Subsequent Event [Line Items]
Preferred stock shares issued											2,349,541	0	2,349,541	81,037													650,459	43,112
Issuance price											$ 4.00		$ 4.00														$ 4.00	$ 4.00
Gross proceeds received																											$ 2,602,000	$ 172,000
Issuance costs		2,617,000	2,617,000								55,000																8,000	1,000
Reverse stock split ratio	1-for-1.662 reverse stock split
Reverse stock split ratio on shares	0.601685
Acquisition date									Oct. 15, 2013	Jan. 06, 2014
Merger agreement date									Oct. 13, 2013	Jan. 06, 2014
Aggregate merger consideration, cash paid																					30,000,000		13,910,000	10,277,000
Aggregate merger consideration, shares issued/issuable																					625,000				1,060,740	707,160
Aggregate merger consideration,, value of shares issued																					14,700,000
Aggregate merger consideration, principal amount of promissory note issued		17,889,000																			3,000,000		14,889,000	11,000,000
Promissory note maturity date																					Dec. 31, 2014		Dec. 31, 2014	Dec. 31, 2014
Debt Instrument interest rate percentage																					7.00%		7.00%	7.00%
Contingent consideration payable related to the merger																						5,000,000			16,308,000
Aggregate contingent purchase consideration																					3,810,000		15,166,000
Fair market value publicly traded common stock																				$ 27.67
Discount for lack of marketability																				15.00%
Income tax benefit																					(10,100,000)
Shares issued during the period												693,571	2,349,541				1,234,375
Value of shares issued during the period												2,756,000	9,343,000				19,750,000
Issue price of shares																	$ 16.00
Increased credit facility															5,000,000			5,000,000
Total credit facility															10,000,000			10,000,000
Available under the credit facility															10,000,000			10,000,000
Total borrowings under the credit facility		$ 5,000,000	$ 5,000,000	$ 5,000,000												$ 15,000,000			$ 15,000,000
Liquidity ratio							1.00	0.50
Shares outstanding		21,205,578	21,205,578	830,823	300,841	14,000,000
Number of shares that will be released in IPO		4,000,000	4,000,000	13,554,062	10,258,603